Share-based payments- Long-Term Incentive Plan (LTIP) - Restricted Stock Units (RSUs) (Details) € in Thousands															1 Months Ended	12 Months Ended
	Dec. 15, 2023 shares	Sep. 30, 2023 USD ($)	Mar. 31, 2023 shares	Nov. 30, 2022 shares	Jul. 01, 2022 shares	Jun. 22, 2022 shares	Apr. 01, 2022	Mar. 01, 2022	Jan. 31, 2022 shares $ / shares	Jan. 01, 2022 shares	Jul. 01, 2021 shares	Jun. 24, 2021 shares	Mar. 01, 2021	Nov. 16, 2020	Jan. 31, 2022 tranche $ / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Share-based payments
Expenses from share-based payments | €																€ (7,697)	€ (9,184)	€ (14,939)
Vesting percentage								25.00%
LTIP Stock Options | Members of executive board and various key employees
Share-based payments
Number of RSU's awarded						225,888
LTIP Stock Options | Key employees
Share-based payments
Number of RSU's awarded				7,633
Restricted Stock Units
Share-based payments
Vesting percentage																0.33%
General and administrative expenses | €																€ (1,753)	€ (2,000)	€ (383)
Restricted Stock Units | LTIP Stock Options
Share-based payments
Number of RSU's awarded											4,691
Vesting percentage																0.33%
Vesting period (in years)																	3 years
Number of tranches for vesting of RSUs granted | tranche															2
Minimum share price on or after vesting to settle and deliver the RSUs | $ / shares									$ 19.16						$ 19.16
Restricted Stock Units | LTIP Stock Options | Members of supervisory board
Share-based payments
Number of RSU's awarded												10,956
Expenses from share-based payments | €																€ 652	€ 478
Restricted Stock Units | LTIP Stock Options | Members of executive board and various key employees
Share-based payments
Number of RSU's awarded			646,914									63,095
Restricted Stock Units | LTIP Stock Options | Key employees
Share-based payments
Number of RSU's awarded	32,783
Restricted Stock Units | LTIP Stock Options | CEO
Share-based payments
Number of RSU's awarded		25,000								36,000
Restricted Stock Units | LTIP Stock Options | COO
Share-based payments
Number of RSU's awarded									5,000
Restricted Stock Units | LTIP Stock Options | Chief Business Officer and Chief Commercial Officer
Share-based payments
Number of RSU's awarded									30,000
Restricted Stock Units | LTIP Stock Options | Former Frame employees
Share-based payments
Number of RSU's awarded					89,655
LTIP Stock Options
Share-based payments
General and administrative expenses | €																€ 2,944	€ 5,564
LTIP Stock Options | Key employees
Share-based payments
Vesting percentage							25.00%						25.00%		25.00%
Vesting period (in years)							4 years			4 years			4 years
LTIP Stock Options | COO
Share-based payments
Vesting percentage											25.00%
Vesting period (in years)											4 years
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer
Share-based payments
Vesting period (in years)														10 years